Fund's Trading Results by Market Sector (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	$ 237,278	$ 1,095,039	$ 1,922,875	$ 9,098,897	$ (78,663)	$ 16,144,514
Change in net unrealized gains (losses)	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
Net trading gains (losses)	(1,098,119)	4,721,971	(544,856)	6,195,724	(6,906,112)	23,457,235
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Change in net unrealized gains (losses)	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
Net trading gains (losses)	(289,849)	1,719,389	139	2,188,719	(2,517,097)	8,264,993
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Change in net unrealized gains (losses)	(818,420)	2,284,784	(1,579,707)	(2,118,669)	(4,644,429)	4,916,583
Net trading gains (losses)	(808,270)	3,002,582	(544,995)	4,077,005	(4,389,015)	15,192,242
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(996,010)	(940,516)	317,840	123,404	(441,511)	(2,128,246)
Change in net unrealized gains (losses)	421,538	319,538	(104,072)	(369,861)	(538,575)	1,523,322
Net trading gains (losses)	(574,472)	(620,978)	213,768	(246,457)	(980,086)	(604,924)
Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(331,665)	(320,274)	164,926	45,281	(149,986)	(522,897)
Change in net unrealized gains (losses)	149,750	101,711	(23,828)	(132,417)	(181,120)	457,262
Net trading gains (losses)	(181,915)	(218,563)	141,098	(87,136)	(331,106)	(65,635)
Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(664,345)	(620,242)	152,914	78,123	(291,525)	(1,605,349)
Change in net unrealized gains (losses)	271,788	217,827	(80,244)	(237,444)	(357,455)	1,066,060
Net trading gains (losses)	(392,557)	(402,415)	72,670	(159,321)	(648,980)	(539,289)
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(641,120)	(3,017,759)	(2,860,415)	974,851	(3,878,505)	2,744,244
Change in net unrealized gains (losses)	(302,606)	239,967	(897,508)	(2,042,215)	(2,071,860)	3,138,981
Net trading gains (losses)	(943,726)	(2,777,792)	(3,757,923)	(1,067,364)	(5,950,365)	5,883,225
Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(240,332)	(1,083,305)	(1,119,575)	249,122	(1,590,241)	1,096,391
Change in net unrealized gains (losses)	(114,020)	85,425	(343,045)	(657,369)	(656,524)	1,001,488
Net trading gains (losses)	(354,352)	(997,880)	(1,462,620)	(408,247)	(2,246,765)	2,097,879
Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(400,788)	(1,934,454)	(1,740,840)	725,729	(2,288,264)	1,647,853
Change in net unrealized gains (losses)	(188,586)	154,542	(554,463)	(1,384,846)	(1,415,336)	2,137,493
Net trading gains (losses)	(589,374)	(1,779,912)	(2,295,303)	(659,117)	(3,703,600)	3,785,346
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	1,022,121	10,261,015	1,663,038	11,392,830	7,438,782	12,868,844
Change in net unrealized gains (losses)	336,950	(1,227,849)	291,993	(782,518)	(412,516)	780,657
Net trading gains (losses)	1,359,071	9,033,166	1,955,031	10,610,312	7,026,266	13,649,501
Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	447,937	3,537,672	693,741	3,866,587	2,439,482	4,048,496
Change in net unrealized gains (losses)	121,842	(421,554)	110,054	(264,988)	(137,418)	224,227
Net trading gains (losses)	569,779	3,116,118	803,795	3,601,599	2,302,064	4,272,723
Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	574,184	6,723,343	969,297	7,526,243	4,999,300	8,820,348
Change in net unrealized gains (losses)	215,108	(806,295)	181,939	(517,530)	(275,098)	556,430
Net trading gains (losses)	789,292	5,917,048	1,151,236	7,008,713	4,724,202	9,376,778
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	883,663	(1,522,865)	(1,120,649)	(2,108,744)	(1,921,994)	708,330
Change in net unrealized gains (losses)	(53,857)	388,804	(131,626)	(284,137)	(804,012)	(160,053)
Net trading gains (losses)	829,806	(1,134,061)	(1,252,275)	(2,392,881)	(2,726,006)	548,277
Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	332,142	(568,854)	(484,746)	(765,814)	(694,402)	176,523
Change in net unrealized gains (losses)	(24,639)	154,381	(53,408)	(66,384)	(252,290)	(5,505)
Net trading gains (losses)	307,503	(414,473)	(538,154)	(832,198)	(946,692)	171,018
Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	551,521	(954,011)	(635,903)	(1,342,930)	(1,227,592)	531,807
Change in net unrealized gains (losses)	(29,218)	234,423	(78,218)	(217,753)	(551,722)	(154,548)
Net trading gains (losses)	522,303	(719,588)	(714,121)	(1,560,683)	(1,779,314)	377,259
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	128,232	(949,356)	(85,242)	(4,535,244)	(7,045,520)	2,314,961
Change in net unrealized gains (losses)	(954,350)	(987,513)	(1,133,531)	(649,427)	(332,946)	(1,675,425)
Net trading gains (losses)	(826,118)	(1,936,869)	(1,218,773)	(5,184,671)	(7,378,466)	639,536
Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	49,897	(355,453)	(4,492)	(1,411,370)	(2,176,386)	792,597
Change in net unrealized gains (losses)	(333,431)	(315,621)	(386,105)	(194,007)	(90,149)	(448,785)
Net trading gains (losses)	(283,534)	(671,074)	(390,597)	(1,605,377)	(2,266,535)	343,812
Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	78,335	(593,903)	(80,750)	(3,123,874)	(4,869,134)	1,522,364
Change in net unrealized gains (losses)	(620,919)	(671,892)	(747,426)	(455,420)	(242,797)	(1,226,640)
Net trading gains (losses)	(542,584)	(1,265,795)	(828,176)	(3,579,294)	(5,111,931)	295,724
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	1,001,773	1,321,443	258,313	4,170,620	3,760,578	5,336,009
Change in net unrealized gains (losses)	(580,054)	1,014,184	(190,117)	(1,218,936)	(1,798,280)	3,117,669
Net trading gains (losses)	421,719	2,335,627	68,196	2,951,684	1,962,298	8,453,678
Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	371,012	518,876	35,988	1,533,810	1,374,483	1,881,266
Change in net unrealized gains (losses)	(223,941)	358,656	(67,769)	(385,529)	(596,500)	978,538
Net trading gains (losses)	147,071	877,532	(31,781)	1,148,281	777,983	2,859,804
Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	630,761	802,567	222,325	2,636,810	2,386,095	3,454,743
Change in net unrealized gains (losses)	(356,113)	655,528	(122,348)	(833,407)	(1,201,780)	2,139,131
Net trading gains (losses)	274,648	1,458,095	99,977	1,803,403	1,184,315	5,593,874
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(175,453)	(494,180)	175,073	(233,690)	(562,880)	(697,290)
Change in net unrealized gains (losses)	(165,523)	57,270	(245,353)	(292,960)	(319,080)	410,720
Net trading gains (losses)	(340,976)	(436,910)	(70,280)	(526,650)	(881,960)	(286,570)
Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(65,743)	(165,410)	65,923	(83,850)	(206,600)	(212,180)
Change in net unrealized gains (losses)	(62,849)	19,640	(91,399)	(93,810)	(101,340)	129,680
Net trading gains (losses)	(128,592)	(145,770)	(25,476)	(177,660)	(307,940)	(82,500)
Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(109,710)	(328,770)	109,150	(149,840)	(356,280)	(485,110)
Change in net unrealized gains (losses)	(102,674)	37,630	(153,954)	(199,150)	(217,740)	281,040
Net trading gains (losses)	(212,384)	(291,140)	(44,804)	(348,990)	(574,020)	(204,070)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(985,928)	(3,562,743)	3,574,917	(685,130)	2,572,387	(5,002,338)
Change in net unrealized gains (losses)	(37,495)	3,822,531	(57,517)	2,736,881	(550,180)	176,850
Net trading gains (losses)	(1,023,423)	259,788	3,517,400	2,051,751	2,022,207	(4,825,488)
Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(336,120)	(1,186,011)	1,536,398	(530,543)	669,573	(1,391,341)
Change in net unrealized gains (losses)	(29,689)	1,359,510	(32,524)	1,010,000	(167,679)	59,233
Net trading gains (losses)	(365,809)	173,499	1,503,874	479,457	501,894	(1,332,108)
Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(649,808)	(2,376,732)	2,038,519	(154,587)	1,902,814	(3,610,997)
Change in net unrealized gains (losses)	(7,806)	2,463,021	(24,993)	1,726,881	(382,501)	117,617
Net trading gains (losses)	$ (657,614)	$ 86,289	$ 2,013,526	$ 1,572,294	$ 1,520,313	$ (3,493,380)